Income taxes - Schedule of income taxes paid (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Income Taxes Paid [Line Items]
Income taxes paid	¥ 118,852
Domestic National Tax [Member]
Income Taxes Paid [Line Items]
Income taxes paid	74,617
Domestic Local Tax [Member]
Income Taxes Paid [Line Items]
Income taxes paid	21,161
Foreign Tax [Member]
Income Taxes Paid [Line Items]
Income taxes paid	23,074
Tokyo [Member] | Domestic Local Tax [Member]
Income Taxes Paid [Line Items]
Income taxes paid	13,182
Others [Member] | Domestic Local Tax [Member]
Income Taxes Paid [Line Items]
Income taxes paid	¥ 7,979